Cash Flow Information (Narrative) (Details) - USD ($)							1 Months Ended	2 Months Ended	12 Months Ended		24 Months Ended
		Dec. 01, 2015	Mar. 02, 2015	Dec. 01, 2014	Mar. 01, 2014	Feb. 28, 2014	Dec. 31, 2014	Mar. 01, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015
Business Acquisition [Line Items]
Consideration reflected as a payable to Phillips 66	[1]						$ 18,000,000		$ 3,900,000	$ 18,000,000	$ 3,900,000
Gold Line/Medford Acquisition [Member]
Business Acquisition [Line Items]
Historical book value of the net assets acquired	[1],[2]									138,000,000
Bayway Ferndale Cross-Channel Acquisition [Member]
Business Acquisition [Line Items]
Historical book value of the net assets acquired	[1],[2]									28,000,000
Phillips 66 [Member] | Bayway Ferndale Cross-Channel Acquisition [Member]
Business Acquisition [Line Items]
Aggregate fair value of units issued for assets acquired				$ 68,000,000
General Partner [Member]
Business Acquisition [Line Items]
Cash consideration deemed a distribution to our General Partner	[1],[2]								145,700,000	262,000,000
General Partner [Member] | Phillips 66 [Member] | Gold Line/Medford And Bayway/Ferndale/Cross-Channel Acquisitions [Member]
Business Acquisition [Line Items]
Value assigned to common and general partner units issued to Phillips 66											0
General Partner [Member] | Phillips 66 [Member] | Gold Line/Medford Acquisition [Member]
Business Acquisition [Line Items]
Cash consideration deemed a distribution to our General Partner					$ 262,000,000
Note payable assumed deemed a noncash distribution to General Partner					160,000,000
Reduction in our General Partner’s capital balance					422,000,000
General Partner [Member] | Phillips 66 [Member] | Bayway Ferndale Cross-Channel Acquisition [Member]
Business Acquisition [Line Items]
Reduction in our General Partner’s capital balance				118,900,000
Common Units [Member] | Limited Partner [Member] | Phillips 66 [Member] | Gold Line/Medford And Bayway/Ferndale/Cross-Channel Acquisitions [Member]
Business Acquisition [Line Items]
Value assigned to common and general partner units issued to Phillips 66											$ 0
Phillips 66 [Member] | Phillips 66 [Member] | Gold Line/Medford Acquisition [Member]
Business Acquisition [Line Items]
Historical book value of the net assets acquired					138,000,000
Cash paid (an investing cash outflow)					400,000,000
Cash consideration for assets								$ 400,000,000
Total consideration					700,000,000
Historical carrying value of assets transferred						$ 138,000,000
Aggregate fair value of units issued for assets acquired					$ 140,000,000
Phillips 66 [Member] | Phillips 66 [Member] | Bayway Ferndale Cross-Channel Acquisition [Member]
Business Acquisition [Line Items]
Historical book value of the net assets acquired				160,100,000
Cash paid (an investing cash outflow)				28,000,000			28,000,000
Cash consideration for assets				35,000,000
Total consideration				340,000,000
Consideration reflected as a payable to Phillips 66							7,000,000			7,000,000
Note payable assumed attributable to historical book value				125,100,000
Notes payable to Phillips 66 assumed as part of consideration for acquisition				$ 244,000,000
Palermo Rail Terminal Project [Member] | Phillips 66 [Member] | Phillips 66 [Member]
Business Acquisition [Line Items]
Cash paid (an investing cash outflow)							26,500,000
Cash consideration for assets							28,000,000
Consideration reflected as a payable to Phillips 66							1,500,000			1,500,000
Notes payable to Phillips 66 assumed as part of consideration for acquisition							7,600,000
Historical carrying value of assets transferred							41,600,000
Palermo Rail Terminal Project [Member] | Phillips 66 [Member] | Common Partner And General Partner [Member] | Phillips 66 [Member]
Business Acquisition [Line Items]
Aggregate allocated value of units issued							6,000,000
Eagle Ford Gathering System Project [Member] | Phillips 66 [Member] | Phillips 66 [Member]
Business Acquisition [Line Items]
Cash paid (an investing cash outflow)							5,500,000
Cash consideration for assets							11,800,000
Total consideration							11,800,000
Consideration reflected as a payable to Phillips 66							$ 6,300,000			$ 6,300,000
Sand Hills/Southern Hills/ Explorer [Member]
Business Acquisition [Line Items]
Historical book value of the net assets acquired	[1],[2]								$ 734,300,000
Sand Hills/Southern Hills/ Explorer [Member] | General Partner [Member] | Phillips 66 [Member]
Business Acquisition [Line Items]
Cash consideration deemed a distribution to our General Partner			$ 145,700,000
Sand Hills/Southern Hills/ Explorer [Member] | Phillips 66 [Member] | Phillips 66 [Member]
Business Acquisition [Line Items]
Historical book value of the net assets acquired			734,300,000
Cash paid (an investing cash outflow)			880,000,000
Total consideration			$ 1,010,000,000
Bayou Bridge Pipeline LLC [Member] | Phillips 66 [Member] | Phillips 66 [Member]
Business Acquisition [Line Items]
Cash paid (an investing cash outflow)		$ 34,800,000
Total consideration		69,600,000
Bayou Bridge Pipeline LLC [Member] | Phillips 66 [Member] | Common Partner And General Partner [Member] | Phillips 66 [Member]
Business Acquisition [Line Items]
Aggregate fair value of units issued for assets acquired		$ 34,800,000

[1]	Financial information has been retrospectively adjusted for the Sweeny Fractionator Acquisition.
[2]	See Note 19—Cash Flow Information for additional information.